Cash, Cash Equivalents and Investments - Contractual Maturities of Available-for-Sale Investments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013
Cash and Cash Equivalents [Line Items]
Due in one year or less, Cost Basis	$ 2,218
Due in one to five years, Cost Basis	134
Due after five years, Cost Basis	35
No fixed maturity date, Cost Basis	5
Total, Cost Basis	2,392
Due in one year or less, Fair Value	2,219
Due in one to five years, Fair Value	134
Due after five years, Fair Value	36
No fixed maturity date, Fair Value	5
Total, Fair value	$ 2,394